Mezzanine Equity (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	0 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 7Road [Member]	Jun. 05, 2013 7Road Cayman [Member]	May 11, 2011 Shenzhen 7Road [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of acquired equity interests							68.258%
Put option expiration year					2014
Excess of amount of mezzanine-classified non-controlling interest in 7Road Cayman over purchase price	$ 2,409	[1]				$ 2,400
Accretion charge	$ 17,780		$ 11,196	$ 2,558

[1]	The gain represents the excess of the carrying value of the non-controlling interest over the consideration for the Group's acquisition of the minority interests in 7Road.